Finance expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Finance expense
Interest payable on bank loans	€ 72.9	€ 59.1	€ 60.1
Hedge discontinuance and ineffectiveness (see note 6)	407.2
Finance expense	€ 480.1	€ 59.1	€ 60.1